Annual Report
December 31, 2006


Touchstone Variable Series Trust

*        Touchstone Balanced

*        Touchstone Baron Small Cap

*        Touchstone Core Bond

*        Touchstone Eagle Capital Appreciation

*        Touchstone Enhanced Dividend 30

*        Touchstone Growth & Income

*        Touchstone High Yield

*        Touchstone Mid Cap Growth

*        Touchstone Money Market

*        Touchstone Third Avenue Value

*        Touchstone Value Plus



TOUCHSTONE

                                                           GOLD VARIABLE ANNUITY

This is one part of a two part report.

This is one part of a two-part annual report. This part contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Balanced, Touchstone Baron Small Cap, Touchstone Core Bond, Touchstone Eagle Capital Appreciation, Touchstone Enhanced Dividend 30, Touchstone Growth & Income, Touchstone High Yield, Touchstone Mid Cap Growth, Touchstone Money Market, Touchstone Third Avenue Value and Touchstone Value Plus. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Capital Appreciation, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, DWS Equity 500 Index VIP, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government, and Putnam VT International Equity.

Separate Account 1 of Western-Southern Life Assurance Company holds assets allocated to its sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. An investor should carefully consider the investment objectives, risks, charges and expenses found in the prospectus before investing or sending money. Annuities are not bank products and are neither the obligations of, nor are they guaranteed by, the financial institution where they are offered. They are not insured by the FDIC, NCUSIF or any other federal entity. Payment of benefits under the annuity contract is the obligation of, and is guaranteed by, the insurance company issuing the annuity. Touchstone Gold Variable Annuities are underwritten by Western- Southern Life Assurance Company, Cincinnati, Ohio and distributed by TOUCHSTONE SECURITIES, INC.,* Cincinnati, Ohio. Western-Southern Life Assurance Company and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group([R]).

*    A registered broker-dealer and member of the NASD and SIPC

Underwriter
-----------
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202


Distributor
-----------
Touchstone Securities, Inc.
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions


Variable Annuity Service Center
-------------------------------
Touchstone Variable Annuity Service Center
PO Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)

                             TOUCHSTONE INVESTMENTS
                                                            RETIRE ON YOUR TERMS

7141-AN-0702

Annual Report
December 31, 2006

Touchstone Variable Series Trust

*        Touchstone Balanced

*        Touchstone Core Bond

*        Touchstone Enhanced Dividend 30

*        Touchstone Growth & Income

*        Touchstone High Yield

*        Touchstone Mid Cap Growth

*        Touchstone Money Market

*        Touchstone Third Avenue Value

*        Touchstone Value Plus

TOUCHSTONE

                                                                          SELECT
                                                                        VARIABLE
                                                                         ANNUITY


This is one part of a two part report.

This is one part of a two-part annual report. This part contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Balanced, Touchstone Core Bond, Touchstone Enhanced Dividend 30, Touchstone Growth & Income, Touchstone High Yield, Touchstone Mid Cap Growth, Touchstone Money Market, Touchstone Third Avenue Value and Touchstone Value Plus. The other part of the report contains financial statements and performance information for the following funds: AIM V.I. Capital Appreciation, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, DWS Equity 500 Index VIP, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government, and Putnam VT International Equity.

Separate Account 1 of Western-Southern Life Assurance Company holds assets allocated to its sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. An investor should carefully consider the investment objectives, risks, charges and expenses found in the prospectus before investing or sending money. Annuities are not bank products and are neither the obligations of, nor are they guaranteed by, the financial institution where they are offered. They are not insured by the FDIC, NCUSIF or any other federal entity. Payment of benefits under the annuity contract is the obligation of, and is guaranteed by, the insurance company issuing the annuity. Touchstone Select Variable Annuities are underwritten by Western-Southern Life Assurance Company, Cincinnati, Ohio and distributed by TOUCHSTONE SECURITIES, INC.,* Cincinnati, Ohio. Western- Southern Life Assurance Company and Touchstone Securities, Inc. are both members of the [R] Western & Southern Financial Group.

*    A registered broker-dealer and member of the NASD and SIPC

Underwriter
-----------
Western - Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202

Distributor
-----------
Touchstone Securities, Inc .
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Variable Annuity Service Center
-------------------------------
Touchstone Variable Annuity Service Center
PO Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)

                                   TOUCHSTONE
                                  INVESTMENTS

                                                            RETIRE ON YOUR TERMS

7143-AN-0702

Annual Report
December 31, 2006

* AIM V.I. Capital Appreciation

* AIM V.I. Government Securities

* Alger American Small Capitalization

* Alger American Growth

* DWS Equity 500 Index VIP

* MFS VIT Emerging Growth

* MFS VIT Investors Trust

* PIMCO VIT Long-Term U.S. Government

* Putnam VT International Equity

TOUCHSTONE

                                                                        VARIABLE
                                                                       ANNUITIES

This is one part of a two part report.

This is one part of a two-part annual report. This part contains financial statements and performance information for the following funds: AIM V.I. Capital Appreciation, AIM V.I. Government Securities, Alger American Small Capitalization, Alger American Growth, DWS Equity 500 Index VIP, MFS VIT Emerging Growth, MFS VIT Investors Trust, PIMCO VIT Long-Term U.S. Government, and Putnam VT International Equity. The other part of the report contains financial statements and performance information for the following funds of the Touchstone Variable Series Trust: Touchstone Balanced, Touchstone Baron Small Cap, Touchstone Core Bond, Touchstone Eagle Capital Appreciation, Touchstone Enhanced Dividend 30, Touchstone Growth & Income, Touchstone High Yield, Touchstone Mid Cap Growth, Touchstone Money Market, Touchstone Third Avenue Value and Touchstone Value Plus.

Separate Accounts 1 and 2 of Western -Southern Life Assurance Company hold assets allocated to their sub-accounts by the owners of the variable annuity contracts. The assets of these sub-accounts are invested in the corresponding funds listed above. The financial statements and performance returns in this annual report are those of the corresponding funds, rather than those of the Separate Account. The performance returns do not reflect any expenses or fees of the variable annuity contract. The returns would therefore be somewhat lower after the deduction of these expenses and fees.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. An investor should carefully consider the investment objectives, risks, charges and expenses found in the prospectus before investing or sending money. Annuities are not bank products and are neither the obligations of, nor are they guaranteed by, the financial institution where they are offered. They are not insured by the FDIC, NCUSIF or any other federal entity. Payment of benefits under the annuity contract is the obligation of, and is guaranteed by, the insurance company issuing the annuity. Touchstone Gold, Touchstone Advisor and Touchstone Select Variable Annuities are underwritten by Western -Southern Life Assurance Company, Cincinnati, Ohio and distributed by TOUCHSTONE SECURITIES, INC.,* Cincinnati, Ohio. Western -Southern Life Assurance Company and Touchstone Securities, Inc. are both members of the Western & Southern Financial Group([R]).

*    A registered broker-dealer and member of the NASD and SIPC

Underwriter
-----------
Western-Southern Life Assurance Company
400 Broadway
Cincinnati, Ohio 45202

Distributor
-----------
Touchstone Securities, Inc.
303 Broadway, Suite 1100
Cincinnati, Ohio 45202
800.638.8194 Broker-Dealers
800.285.2858 Financial Institutions

Variable Annuity Service Center
-------------------------------
Touchstone Variable Annuity Service Center
PO Box 2850
Cincinnati, Ohio 45201-2850
800.669.2796 (press 2)

                                   TOUCHSTONE
                                  INVESTMENTS
                                                            RETIRE ON YOUR TERMS

7460-AN-0702

The most recent semi-annual or annual reports of the following investment companies are made a part hereof and incorporated herein.


         AIM Variable Insurance Funds, Inc. (File No. 811-7452)
            AIM V.I. Capital Appreciation Fund, Series I Shares
            AIM V.I. Government Securities Fund, Series I Shares

         The Alger American Fund (File No. 811-5550)
            Alger American Growth Portfolio - Class O
            Alger American Small Capitalization Portfolio - Class O

         MFS Variable Insurance Trust (File No. 811-8326)
            MFS Emerging Growth Series, Initial Class
            MFS Investors Trust Series, Initial Class

         PIMCO Variable Insurance Trust (File No. 811-8399)
            Long-Term U.S. Government Portfolio-Administrative Class

         Putnam Variable Trust (File No. 811-5346)
            Putnam VT International Equity Fund - Class IB

         DWS Investments VIT Funds (File No. 811-7507)
            DWS VIT Equity 500 Index VIP - Class A

         Touchstone Variable Series Trust (File No. 811-8416)
            Touchstone Baron Small Cap Fund
            Touchstone Mid Cap Growth Fund
            Touchstone Third Avenue Value Fund
            Touchstone Eagle Capital Appreciation Fund
            Touchstone Enhanced Dividend 30 Fund
            Touchstone Value Plus Fund
            Touchstone Growth & Income Fund
            Touchstone Balanced Fund
            Touchstone High Yield Fund
            Touchstone Core Bond Fund
            Touchstone Money Market Fund